Pension Plan (Reconciliation of Projected Benefit Obligation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Change in benefit obligation:
Current service cost, net of employee contributions	$ 32	$ 25
Interest cost	140	149
Pension Benefits [Member]
Change in benefit obligation:
Projected benefit obligation, at beginning of year	2,911	2,732
Current service cost, net of employee contributions	32	25
Employee contributions	39	35
Interest cost	140	149
Actuarial loss	(49)
Impact of change in discount rate	395	229
Impact in change of assumptions	36
Benefits paid	(188)	(192)
Foreign exchange adjustment	67	(67)
Projected benefit obligation, at end of year	$ 3,383	$ 2,911